Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The Fund is a component of various “wrap-fee” programs sponsored by investment advisers and broker-dealers. Generally, no ordinary operating fees or expenses are charged to the Fund. However, participants in the wrap-fee programs eligible to invest in the Fund pay an asset-based fee to the sponsors of these programs, and the Fund’s investment manager receives compensation from the sponsors for its services. Please carefully read the brochure provided to you in connection with your participation in the wrap-fee program for important information about the fees charged to you by the sponsor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example includes contractual commitments to waive fees and reimburse expenses as indicated in the previous table. The example does not include the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of companies in emerging market countries; and
■	across any market capitalization.
We consider emerging market countries to be countries included in the MSCI Emerging Markets Index. We look for companies with sustainable dividend yields backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for a portfolio dividend yield above the index average while maintaining a controlled level of risk.
We see Environmental, Social and Governance (“ESG”) considerations as a component of fundamental analysis and in particular climate change as a serious and complex risk. The accounting of sustainability issues is integrated into the team’s investment process: research, stock selection, portfolio construction, and engagement with companies on ESG issues.
We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2023 +10.15% Lowest Quarter: September 30, 2023 -4.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2023
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Smaller Company Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	15.58%
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Series EM
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.97%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	none	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Allspring Managed Account CoreBuilder® Shares - Series EM as of 12/31 each year
Annual Return 2023	rr_AnnualReturn2023	14.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: September 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	13.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2022
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Series EM | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	11.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2022
(Allspring Managed Account CoreBuilder Shares Series EM) | (Allspring Managed Account CoreBuilder Shares Series EM) | Series EM | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2022

[1]
1.	Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.